CONSOLIDATED STATEMENTS OF COMMON SHAREHOLDER'S EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Predecessor [Member]	Predecessor [Member] Common Stock	Predecessor [Member] Additional Paid-in Capital	Predecessor [Member] Earnings Reinvested in the Business	Predecessor [Member] Accumulated Other Comprehensive Income (Loss)	Successor [Member]	Successor [Member] Common Stock	Successor [Member] Additional Paid-in Capital	Successor [Member] Earnings Reinvested in the Business	Successor [Member] Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008		$ 2,273,201	$ 1,297	$ 2,275,225	$ 259,483	$ (262,804)
Balance (in shares) at Dec. 31, 2008			129,678,489
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		12,756	0	0	12,756	0
Common stock dividend		(38,188)	0	0	(38,188)	0
Common stock expense		(455)	0	(455)	0	0
Vesting of employee common stock		1,531	0	1,531	0	0
Other comprehensive income (loss)		(19,312)	0	0	0	(19,312)
Balance at Feb. 05, 2009		2,229,533	1,297	2,276,301	234,051	(282,116)
Balance (in shares) at Feb. 05, 2009			129,678,489
Balance at Feb. 06, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capitalization at merger							3,308,529	0	3,308,529	0	0
Capitalization at merger (in shares)								200
Net income (loss)							174,015	0	0	174,015	0
Common stock dividend							(82,991)	0	0	(82,991)	0
Employee stock plan tax windfall							428	0	428	0	0
Other comprehensive income (loss)							23,487	0	0	0	23,487
Balance at Dec. 31, 2009							3,423,468	0	3,308,957	91,024	23,487
Balance (in shares) at Dec. 31, 2009								200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	30,311						30,311	0	0	30,311	0
Common stock dividend							(104,311)	0	0	(104,311)	0
Other comprehensive income (loss)							(26,556)	0	0	0	(26,556)
Balance at Dec. 31, 2010	3,322,912						3,322,912	0	3,308,957	17,024	(3,069)
Balance (in shares) at Dec. 31, 2010								200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	123,290						123,290	0	0	123,290	0
Common stock dividend							(117,441)	0	0	(117,441)	0
Other comprehensive income (loss)							(27,838)	0	0	0	(27,838)
Balance at Dec. 31, 2011	$ 3,300,923						$ 3,300,923	$ 0	$ 3,308,957	$ 22,873	$ (30,907)
Balance (in shares) at Dec. 31, 2011	200							200